File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

SUPPLEMENT TO THE ENTERPRISE GROUP OF
FUNDS, INC. CLASS A, B AND C SHARES
PROSPECTUS DATED APRIL 1, 2002.

This information reflects changes
to the Prospectus.

The following Funds may not lend
portfolio securities:  Multi-Cap
Growth, Internet and Money Market.

May 8, 2002